Goodwill and Intangibles - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ (8.6)	€ (7.0)	€ (6.5)
Discount rate	7.10%	8.20%
Long-term growth rate	1.00%	1.00%
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ 8.6	€ 7.0	€ 6.5